UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-05206

Exact name of registrant as specified in charter:	Prudential Jennison Natural Resources Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2013

Date of reporting period:	1/31/2013

Item 1. Schedule of Investments

Prudential Jennison Natural Resources Fund, Inc.

Schedule of Investments

as of January 31, 2013 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS — 96.6%
COMMON STOCKS — 95.9%
Chemicals — 1.1%
830,233	Mosaic Co. (The)	$ 50,851,771

Construction Materials — 1.7%
56,369	Holcim Ltd. (Switzerland)	4,388,488
14,715,137	PT Indocement Tunggal Prakarsa Tbk (Indonesia)	32,859,777
21,443,037	PT Semen Gresik (Presero) Tbk (Indonesia)	34,674,316
107,687	Vulcan Materials Co.(a)	6,090,777

		78,013,358

Energy Equipment & Services — 23.7%
70,580	Baker Hughes, Inc.	3,156,338
2,673,887	Cameron International Corp.*	169,283,786
389,934	Core Laboratories NV	49,771,176
1,188,794	Dresser-Rand Group, Inc.*	72,575,874
1,230,215	Dril-Quip, Inc.*	99,758,134
1,041,145	Ensco PLC (Class A Stock)(a)	66,185,588
1,379,520	FMC Technologies, Inc.*	65,320,272
3,156,619	Halliburton Co.	128,411,261
866,825	Helmerich & Payne, Inc.(a)	55,771,520
696,614	Lufkin Industries, Inc.(a)	40,340,917
172,462	Nabors Industries Ltd.*	2,874,942
1,550,946	National Oilwell Varco, Inc.	114,987,136
100,617	Noble Corp.	4,074,988
1,888,982	Rowan Cos. PLC (Class A Stock)*	65,132,099
1,676,412	Schlumberger Ltd.	130,843,957
141,922	Superior Energy Services, Inc.*	3,543,792
32,479	Technip SA (France)	3,521,803
95,026	Tenaris SA (Luxembourg), ADR(a)	3,997,744
257,093	Weatherford International Ltd.*	3,432,192

		1,082,983,519

Food Products — 0.3%
1,474,869	Adecoagro SA*	12,536,386

Metals & Mining — 19.0%
1,329,441	African Rainbow Minerals Ltd. (South Africa)	29,947,888
64,216	Agnico-Eagle Mines Ltd.	2,943,019
3,722,298	Alacer Gold Corp.*	16,980,606
2,392,241	Alamos Gold, Inc. (Canada)(a)	36,768,653
348,807	Alcoa, Inc.	3,083,454
15,735	Allegheny Technologies, Inc.	498,013

8,454,598	Archipelago Resources PLC (United Kingdom)*	7,576,045
666,158	AXMIN, Inc. (Canada)*	70,129
7,864,014	B2Gold Corp. (Canada)*(a)	30,276,533
1,259,300	BHP Billiton Ltd. (Australia), ADR(a)	99,132,096
1,350,470	Cia de Minas Buenaventura SA (Peru), ADR	39,960,407
192,032	Cliffs Natural Resources, Inc.(a)	7,164,714
956,179	Detour Gold Corp. (Canada)*	20,208,796
4,865,109	Eldorado Gold Corp. (Canada)	54,387,373
2,952,694	First Quantum Minerals Ltd. (Canada)	59,533,463
600,000	First Uranium Corp. (South Africa), 144A(b)	60,156
1,090,404	Freeport-McMoRan Copper & Gold, Inc.	38,436,741
87,479	Goldcorp, Inc.	3,087,134
3,485,076	Guyana Goldfields, Inc. (Canada), 144A (original cost $11,832,102; purchased 01/30/13)*(b)(c)	11,810,264
234,220	IAMGOLD Corp. (Canada)	1,923,262
2,082,400	Ivanplats Ltd. (Canada), 144A*(b)	10,021,576
3,575,323	Kinross Gold Corp.	29,424,908
1,316,000	Newcrest Mining Ltd. (Australia)	32,112,288
57,919	Newmont Mining Corp.	2,488,200
1,850,769	Northern Dynasty Minerals Ltd.*(a)	6,533,215
65,290	Nucor Corp.(a)	3,003,993
117,590	Pan American Silver Corp.	2,059,001
5,674,802	Platinum Group Metals Ltd.*(a)	6,526,022
523,100	Platmin Ltd. (South Africa), Private Placement (original cost $4,469,143; purchased 11/27/07)*(b)(c)	43,929
668,232	Randgold Resources Ltd. (Jersey Islands), ADR	62,920,725
838,473	Reliance Steel & Aluminum Co.	54,265,973
11,120	Rio Tinto PLC (United Kingdom)	627,850
1,208,147	Rio Tinto PLC (United Kingdom), ADR(a)	68,224,061
1,343,391	Silver Wheaton Corp.	46,817,176
689,284	Southern Copper Corp.(a)	27,150,897
515,533	Tahoe Resources, Inc.*(b)	8,316,549
506,600	Tahoe Resources, Inc., 144A*(b)	8,172,442
27,483	Teck Resources Ltd. (Canada) (Class B Stock)	1,001,611
148,567	United States Steel Corp.(a)	3,320,473
1,702,963	Xstrata PLC (Switzerland)	31,910,975

		868,790,610

Oil, Gas & Consumable Fuels — 50.1%
1,915,237	Africa Oil Corp. (Canada)*(a)	15,534,657
205,152	Africa Oil Corp., Reg D (Canada), Private Placement (original cost $1,604,367; purchased 12/06/12)*(b)(c)	1,618,624
1,488,523	Anadarko Petroleum Corp.	119,111,611
42,935	Apache Corp.	3,596,236
6,137,672	Bankers Petroleum Ltd. (Canada)*(a)	18,891,772
561,652	Berry Petroleum Co. (Class A Stock)(a)	20,680,027
935,773	Bonanza Creek Energy, Inc.*(a)	28,896,670
86,718	Cabot Oil & Gas Corp.	4,576,976
128,963	Cameco Corp. (Canada)	2,779,932
159,614	Canadian Oil Sands Ltd. (Canada)	3,359,031
959,050	Carrizo Oil & Gas, Inc.*(a)	20,600,394

2,062,502	Cheniere Energy, Inc.*(a)	43,786,918
1,021,274	Cimarex Energy Co.	65,218,558
2,925,735	Cobalt International Energy, Inc.*	70,832,044
1,284,033	Concho Resources, Inc.*	117,129,490
1,611,280	CONSOL Energy, Inc.	50,497,515
51,247	Continental Resources, Inc.*	4,259,651
97,393	Crescent Point Energy Corp. (Canada)	3,767,217
4,961,653	Denbury Resources, Inc.*	92,435,595
64,971	Devon Energy Corp.	3,715,692
1,295,570	Energy XXI (Bermuda) Ltd.(a)	40,577,252
951,459	EOG Resources, Inc.	118,913,346
62,110	EQT Corp.	3,689,955
20,368,464	Far East Energy Corp.*(a)	2,036,846
935,716	FX Energy, Inc.*	3,733,507
70,483	Hess Corp.	4,733,638
1,137,867	HollyFrontier Corp.	59,419,415
5,370,756	Kodiak Oil & Gas Corp.*(a)	49,410,955
1,806,805	Kosmos Energy Ltd.*	22,368,246
1,120,941	Laredo Petroleum Holdings, Inc.*(a)	20,681,362
2,603,901	Marathon Oil Corp.	87,517,113
868,247	Marathon Petroleum Corp.	64,432,610
752,400	MEG Energy Corp. (Canada), 144A*(b)	25,716,178
69,082	Murphy Oil Corp.	4,111,761
1,559,894	Newfield Exploration Co.*	46,016,873
1,413,899	Noble Energy, Inc.	152,404,173
751,826	Occidental Petroleum Corp.	66,363,681
2,166,447	OGX Petroleo e Gas Participacoes SA (Brazil)*	4,460,508
3,567,701	Oil Search Ltd. (Australia)	27,158,815
1,428,551	Pacific Rubiales Energy Corp. (Colombia)	33,329,037
1,024,366	PDC Energy, Inc.*	37,932,273
46,981	Peabody Energy Corp.	1,181,572
1,819,599	Petroleo Brasileiro SA (Brazil), ADR	33,262,270
37,086	Pioneer Natural Resources Co.	4,359,088
19,172	Plains Exploration & Production Co.*	915,463
153,911,753	PT Adaro Energy Tbk (Indonesia)	26,073,346
2,516,708	QGEP Participacoes SA (Brazil)(b)	17,301,696
3,869,098	Quicksilver Resources, Inc.*(a)	10,601,329
838,849	Range Resources Corp.	56,345,487
1,246,686	Rosetta Resources, Inc.*	66,099,292
855,728	Royal Dutch Shell PLC (Netherlands), ADR(a)	60,345,939
1,310,431	Sanchez Energy Corp.*(a)	26,182,411
1,952,594	Southwestern Energy Co.*	66,973,974
2,662,877	Suncor Energy, Inc.	90,591,076
3,355,446	Talisman Energy, Inc.	42,010,184
111,959	Trident Resources Corp., Private Placement (original cost $45,141,529; purchased 06/30/10)*(b)(c)	41,395,721
2,655,004	Tullow Oil PLC (United Kingdom)	47,919,091
163,664	Ultra Petroleum Corp.*(a)	2,981,958
1,338,329	Whiting Petroleum Corp.*	63,677,694
1,664,042	Williams Cos., Inc. (The)	58,324,672
92,715	Woodside Petroleum Ltd. (Australia)	3,429,341

9,569,891	Zodiac Exploration, Inc. (Canada)*(b)	1,199,355
19,575,000	Zodiac Exploration, Inc., Reg D (Canada)*(b)	2,453,253

		2,289,920,366

	TOTAL COMMON STOCKS (cost $3,381,708,683)	4,383,096,010

CONVERTIBLE PREFERRED STOCKS — 0.7%
Metals & Mining — 0.7%
18,340	Manabi SA (Class A Preferred) (Brazil), Private Placement, 144A (original cost $22,988,745; purchased 05/25/11)*(b)(c)	23,485,360
7,336	Manabi SA (Class B Preferred) (Brazil), Private Placement, 144A (original cost $9,262,957; purchased 08/21/12)*(b)(c)	9,394,144

	TOTAL CONVERTIBLE PREFERRED STOCKS (cost $32,251,702)	32,879,504

Units
RIGHT(d)
Oil, Gas & Consumable Fuels
41,616	Trident Resources Corp. CVR, Private Placement (original cost $0; purchased 06/30/10)*(b)(c)	—

WARRANT(d)
Metals & Mining
903,650	Crystallex International Corp. (Canada), Private Placement, expiring 11/04/14 (original cost $0; purchased 10/30/09)*(b)(c)	—

	TOTAL LONG-TERM INVESTMENTS (cost $3,413,960,385)	4,415,975,514

Shares
SHORT-TERM INVESTMENT — 9.9%
Affiliated Money Market Mutual Fund
455,101,566	Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $455,101,566; includes $308,951,738 of cash collateral received for securities on loan)(e)(f)	455,101,566

	TOTAL INVESTMENTS — 106.5% (cost $3,869,061,951)(g)	4,871,077,080
	LIABILITIES IN EXCESS OF OTHER ASSETS — (6.5%)	(299,421,474)

	NET ASSETS — 100.0%	$4,571,655,606

The following abbreviations are used in the portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

ADR—American Depositary Receipt

CVR—Contingent Value Rights

Reg D—Security was purchased pursuant to Regulation D under the Securities Act of 1933, providing exemption from the registration requirements. Unless otherwise noted, Regulation D securities are deemed to be liquid.

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $298,650,028; cash collateral of $308,951,738 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Indicates a security that has been deemed illiquid.
(c)	Indicates a restricted security, the aggregate original cost of such securities is $95,298,843. The aggregate value of $87,748,042 is approximately 1.9% of net assets.
(d)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of January 31, 2013.
(e)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(f)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(g)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of January 31, 2013 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$3,965,728,115	$1,203,713,051	$(298,364,086)	$905,348,965

The differences between book basis and tax basis of investments are primarily attributable to deferred losses on wash sales and investments in passive foreign investment companies as of the most recent fiscal year end.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks:
Australia	$161,832,540	$—	$—
Brazil	55,024,474	—	—
Canada	260,312,693	39,390,362	1,618,624
Colombia	33,329,037	—	—
France	3,521,803	—	—
Indonesia	93,607,439	—	—
Jersey Islands	62,920,725	—	—
Luxembourg	3,997,744	—	—
Netherlands	60,345,939	—	—
Peru	39,960,407	—	—
South Africa	29,947,888	60,156	43,929
Switzerland	36,299,463	—	—
United Kingdom	124,347,047	—	—
United States	3,335,140,019	—	41,395,721
Convertible Preferred Stock
Brazil	—	—	32,879,504
Right
United States	—	—	—
Warrant
Canada	—	—	—
Affiliated Money Market Mutual Fund	455,101,566	—	—

Total	$4,755,688,784	$39,450,518	$75,937,778

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Common Stocks	Convertible Preferred Stock
Balance as of 10/31/12	$37,791,737	$32,201,665
Realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)*	3,662,170	677,839
Purchases	1,604,367	—
Sales	—	—
Accrued discount/premium	—	—
Transfers into Level 3	—	—
Transfers out of Level 3	—	—

Balance as of 01/31/13	$43,058,274	$32,879,504

*	Of which, $4,340,009 was included in Net Assets relating to securities held at the reporting period end.

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period.

Fair value of Level 2 investments at October 31, 2012 was $0. An amount of $39,669,790 was transferred from Level 1 into Level 2 at January 31, 2013 as a result of using other significant observable inputs such as quoted prices of similar securities for non-registered securities.

Included in the table above, under Level 3 securities, are common and convertible preferred stocks and equity rights, that were fair valued using the last traded price or the original cost adjusted for daily changes in indices deemed directly or indirectly correlated to the security. For equity rights received through a bankruptcy distribution, the fair value is determined to be the residual value of the original bonds and other factors impacting the values of securities being issued pursuant to the reorganization. For the common stocks, convertible preferred stock and rights, the securities were private placement and therefore, the prices were a significant unobservable input. For certain warrants received in a private placement offering, the Manager has determined the fair value using the Black Scholes method with adjustment for volatility factor which is deemed to be a significant unobservable input.

Notes to Schedule of Investments (Unaudited)

Securities Valuation: The Fund holds portfolio securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has delegated fair valuation responsibilities to Prudential Investments LLC (“PI” or “Manager”) through the adoption of Valuation Procedures for valuation of the Fund’s securities. Under the current Valuation Procedures, a Valuation Committee is established and responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures allow the Fund to utilize independent pricing vendor services, quotations from market makers and other valuation methods in events when market quotations are not readily available or not representative of the fair value of the securities. A record of the Valuation Committee’s actions is subject to review, approval and ratification by the Board at its next regularly scheduled quarterly meeting.

Various inputs are used in determining the value of the Fund’s investments, which are summarized in the three broad level hierarchies based on any observable inputs used as described in the table following the Schedule of Investments. The valuation methodologies and significant inputs used in determining the fair value of securities and other assets classified as Level 1, Level 2 and Level 3 of the hierarchy are as follows:

Common stocks, exchange-traded funds and financial derivative instruments (including futures contracts and certain options and swap contracts on securities), that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 of the fair value hierarchy.

In the event there is no sale or official closing price on such day, these securities are valued at the mean between the last reported bid and asked prices, or at the last bid price in absence of an asked price. These securities are classified as Level 2 of the fair value hierarchy as these inputs are considered as significant other observable inputs to the valuation.

For common stocks traded on foreign securities exchanges, certain valuation adjustments will be applied when events occur after the close of the security’s foreign market and before the Fund’s normal pricing time. These securities are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 of the fair value hierarchy as the adjustment factors are considered as significant other observable inputs to the valuation.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 as they have the ability to be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market, such as corporate bonds, municipal bonds, U.S. Government agencies issues and guaranteed obligations, U.S. Treasury obligations and sovereign issues are usually valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices usually after evaluating observable inputs including yield curves, credit rating, yield spreads, default rates, cash flows as well as broker/dealer quotations and reported trades. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Asset-backed and mortgage-related securities are usually valued by approved independent pricing vendors. The pricing vendors provide the prices using their internal pricing models with inputs from deal terms, tranche level attributes, yield curves, prepayment speeds, default rates and broker/dealer quotes. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Short-term debt securities of sufficient credit quality, which mature in sixty days or less, are valued using amortized cost method, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. These securities are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as option contracts, foreign currency contracts and swaps agreements, are usually valued using pricing vendor services, which derive the valuation based on underlying asset prices, indices, spreads, interest rates, exchange rates and other inputs. These instruments are categorized as Level 2 of the fair value hierarchy.

Securities and other assets that cannot be priced using the methods described above are valued with pricing methodologies approved by the Valuation Committee. In the event there are unobservable inputs used when determining such valuations, the securities will be classified as Level 3 of the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

The Fund invests in the Prudential Core Taxable Money Market Fund, a portfolio of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Prudential Jennison Natural Resources Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date    March 21, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date    March 21, 2013

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date    March 21, 2013

*	Print the name and title of each signing officer under his or her signature.